NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2022
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Field Trip Health Ltd. (the “Company” or “Field Trip”) was formed on September 30, 2008, pursuant to an amalgamation under the Business Corporations Act (Alberta).  Prior to October 1, 2020, the Company’s operations were conducted through Field Trip Psychedelics Inc. (“FTP”).  FTP was incorporated under the laws of the province of Ontario, Canada as Field Trip Ventures Inc. on April 2, 2019 and on October 10, 2019, the Company amended its name to Field Trip Psychedelics Inc.

On October 1, 2020, FTP completed a reverse takeover transaction (the “Transaction”) with Newton Energy Corporation (“Newton”) and Newton’s wholly-owned subsidiary Newton Energy Subco Limited (“Newton Subco”).  The Transaction constituted a Reverse Takeover (Note 4) under applicable securities law and was structured as a three-cornered amalgamation, which resulted in FTP becoming a wholly-owned subsidiary of Newton by amalgamating with Newton Subco, and the security holders of FTP becoming security holders of Newton. Immediately prior to the closing of the Transaction, Newton filed an Article of Amendment to change its name from Newton Energy Corporation to “Field Trip Health Ltd.”

The Company’s registered office and head office is located at 30 Duncan Street, Suite 401, Toronto, ON, M5V 2C3.

The Company develops and delivers psychedelic therapies. Psychedelic therapies are utilized in the treatment of mental health and mood disorders, such as severe depression, anxiety and post-traumatic stress disorder.

The Company’s primary focus is to develop proprietary, competitive and differentiated psychedelic therapies (both through novel psychedelic molecules and innovation in therapeutic protocols), with a view of achieving the best patient outcomes in the treatment of mental health and mood disorders.  Our Field Trip Health (“FT Health”) division operates Clinics (as defined below) with a view of delivering legal psychedelic treatments to patients suffering from mental health and mood disorders.

The Company operates health centres (“Clinics”) offering psychedelic-assisted psychotherapy treatment programs, including Ketamine Assisted Psychotherapy (“KAP”) in Canada and the USA and psilocybin-assisted therapies in The Netherlands. The Clinics provide our medical and therapeutic teams with opportunities to: (i)  develop hands-on knowledge and experience to  further improve on the existing  therapeutic protocols to optimize and customize the safe and effective delivery of psychedelic-assisted therapies (“PAT”); (ii) identify new indications with existing and novel psychedelic medicines, such as FT-104 and future pipeline drugs under well-controlled conditions; and (iii) conduct clinical research studies for FT Discovery and other third parties through its Sites Management Organization (“SMO”) service offering. In addition, FT Health conducts research to drive therapeutic protocol research and innovation.

Our Field Trip Training division offers programs including both didactic and experiential training to therapists and medical professionals who wish to learn about KAP.

In support of the Clinics, Field Trip Digital (“FT Digital”) division develops digital tools such as the mobile application, “Trip”, and the patient application, “Portal”, to support and enhance the patient outcomes and experience.

The Company also conducts botanical research in partnership with the University of the West Indies (“UWI”) through Field Trip Natural Products Inc. (“FTNP”). FTNP’s research program comprises the cultivation, as well as the identification and isolation of new substances contained in psilocybin mushrooms and other related fungi (the “Psilocybin Research”). Pursuant to a research agreement with UWI (the “Research Agreement”), the Company has leased a custom-built research and cultivation facility on the university campus (the “Jamaica Facility”).

Our research and development strategies are established by our Field Trip Discovery (“FT Discovery’’) division, which is then executed through contract research and contract manufacturing organizations for molecule development and clinical research and through FT Health for therapeutic protocol innovation. FT Discovery is conducting preclinical research into its first novel psychedelic molecule, FT-104, in addition to its new drug development pipeline program, the FT-200 Group.

Exchange Listings

On June 7, 2021 the Company’s common shares and warrants commenced trading on the TSX under the ticker symbols “FTRP” and “FTRP.WT” respectively. In connection with the TSX listing, the Common Shares and warrants were delisted from the Canadian Securities Exchange (“CSE”).

On July 23, 2021, the Company announced that it had received conditional approval from The NASDAQ Stock Market LLC (“NASDAQ”) to list its issued and outstanding common shares on the NASDAQ Global Select Market and on July 27, 2021, the Company received final approval from NASDAQ to list its common shares on the NASDAQ Global Select Market. The Company’s shares began trading at market open on July 29, 2021 with the ticker symbol FTRP.

The Company’s common stock continue to trade in Canada on the TSX Exchange under its current symbol FTRP; and concurrent with the listing of Field Trip’s common shares on NASDAQ in the US, the shares ceased to be quoted on the OTCQX.